SCHEDULE OF FUTURE MINIMUM PAYMENT (Details) - Economic Injury Disaster Loan [Member]	Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
2025	$ 10,924
2026	11,341
2027	11,774
2028	12,223
2029	12,689
Thereafter	356,463
Total	$ 415,414